Significant Accounting Policies (Details) - Schedule of weighted average assumptions used in fair value for options granted	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Weighted Average Assumptions Used In Fair Value For Options Granted [Abstract]
Risk-free interest	3.925%	4.105%	0.84%
Dividend yields	0.00%	0.00%	0.00%
Volatility	42.00%	43.00%	48.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months